B A R O N

F U N D S®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

Supplement dated August 20, 2020 to Prospectus dated

January 28, 2020

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON DISCOVERY FUND

Effective Monday, October 19, 2020, in connection with the principal investment strategy of Baron Discovery Fund (the “Funds”), the Prospectus of the Funds is modified as follows:

On page 40 of the Prospectus, the following sentence under “Principal Investment Strategies of the Fund,” which reads as follows: “The Fund is a diversified fund that invests primarily in equity securities in the form of common stock of U.S. small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger, so long as the purchase of those securities would not cause the Fund’s weighted average market capitalization to exceed that of the Russell 2000 Growth Index. If at any time, the Fund’s weighted average market capitalization exceeds that of the Russell 2000 Growth Index, the Fund may only purchase securities with market capitalizations up to the weighted average market capitalization of the Russell 2000 Growth Index. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.” is deleted in its entirety and replaced with the following: “The Fund is a diversified fund that invests for the long term primarily in equity securities in the form of common stock of U.S. small-sized growth companies. The Adviser defines small-sized companies as those, at the time of purchase, with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The Adviser seeks to invest in businesses it believes have significant opportunities for growth, sustainable competitive advantages, exceptional management, and an attractive valuation.”

This information supplements the Prospectus dated January 28, 2020. This Supplement and the Prospectus constitute a current prospectus. To request another copy of the Prospectus, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

B A R O N

F U N D S®

Baron Asset Fund

Baron Growth Fund

Baron Small Cap Fund

Baron Opportunity Fund

Baron Fifth Avenue Growth Fund

Baron Discovery Fund

Baron Durable Advantage Fund

Supplement dated August 20, 2020 to

Statement of Additional Information dated January 28, 2020

IMPORTANT NOTICE REGARDING CHANGE IN THE INVESTMENT STRATEGY OF BARON DISCOVERY FUND

Effective Monday, October 19, 2020, in connection with the principal investment strategy of Baron Discovery Fund (the “Fund”), the Statement of Additional Information of the Fund is modified as follows:

On page 4 of the Statement of Additional Information, the following sentences in the sixth paragraph under “Investment Strategies and Risks,” which read as follows: “Baron Discovery Fund’s investment goal is to seek capital appreciation through investments primarily in securities of small-sized growth companies. Baron Discovery Fund invests 65% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at June 30, or companies with market capitalizations up to $2.5 billion, whichever is larger, so long as the purchase of those securities would not cause the Fund’s weighted average market capitalization to exceed that of the Russell 2000 Growth Index. If at any time, the Fund’s weighted average market capitalization exceeds that of the Russell 2000 Growth Index, the Fund may only purchase securities with market capitalizations up to the weighted average market capitalization of the Russell 2000 Growth Index. The 65% standard is measured at the time of purchase. The weighted average market capitalization of the Russell 2000 Growth Index is calculated by BNY Mellon and published monthly in the Russell Index Profile.” is deleted in its entirety and replaced with the following: “Baron Discovery Fund’s investment goal is to seek capital appreciation through long-term investments primarily in securities of small-sized growth companies. Baron Discovery Fund invests 65% of its net assets in equity securities in the form of common stock of small-sized growth companies with market capitalizations up to the largest market cap stock in the Russell 2000 Growth Index at reconstitution, or companies with market capitalizations up to $2.5 billion, whichever is larger. The 65% standard is measured at the time of purchase.”

This information supplements the Statement of Additional Information dated January 28, 2020. This Supplement and the Statement of Additional Information constitute a current statement of additional information. To request another copy of the Prospectus and Statement of Additional Information, please call 1-800-992-2766 or visit our website at www.BaronFunds.com.

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